STOCKHOLDERS' EQUITY (DEFICIT) (Details)			6 Months Ended
	Feb. 09, 2024 shares	Feb. 04, 2021 shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
STOCKHOLDERS' DEFICIT
Preferred stock, shares authorized			25,000,000			1,000,000	1,000,000
Preferred stock, par value (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued			0	0		0	0
Preferred stock, shares outstanding			0	0		0	0
Common stock, shares authorized			500,000,000			100,000,000	100,000,000
Common Stock, par value (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common Stock, voting rights			one	one
Common stock, shares issued			388,003		23,275,171	5,031,250	5,031,250
Common stock, shares outstanding			388,003		23,275,171	5,031,250	5,031,250
Proceeds from under original ELOC agreement | $			$ 533,381
Quantum Fintech Acquisition Corp
STOCKHOLDERS' DEFICIT
Share exchange ratio	1
Quantum Fintech Acquisition Corp | Warrants issued in exchange for public warrants to purchase Quantum Common Stock
STOCKHOLDERS' DEFICIT
Number of shares called by each warrant	0.5
Quantum Fintech Acquisition Corp | Warrants issued in exchange for private warrants to purchase Quantum Common Stock
STOCKHOLDERS' DEFICIT
Number of shares called by each warrant	1
Founder Shares
STOCKHOLDERS' DEFICIT
Shares owned		4,000,000
Chardan Quantum LLC
STOCKHOLDERS' DEFICIT
Shares owned		949,084
Sponsor
STOCKHOLDERS' DEFICIT
Shares owned		3,050,916
Quantum Common Stock
STOCKHOLDERS' DEFICIT
Common stock, shares issued	12,277,759
Common stock, shares outstanding	12,277,759
Aggregate shares				4,940,885
Market price of public shares (in Dollars per share) | $ / shares				$ 10.92
Proceeds from under original ELOC agreement | $				$ 53,947,064
Remaining balance of trust account | $				$ 1,200,000
Common Stock subject to possible redemption				109,499